INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 2,758	$ 4,192
Deferred compensation	508	701
Unrealized loss on available for sale securities	730	1,140
Stock appreciation rights	0	197
Non accrual loans	0	90
Other real estate owned	2	18
Basis in securities	0	282
Other	556	1,479
Total deferred tax assets	4,554	8,099
Deferred tax liabilities:
Premises and equipment	(1,432)	(2,447)
Prepaid Expenses	(179)	0
Deferred loan costs, net	(230)	(388)
Intangibles	(116)	(299)
Other	(54)	(73)
Total deferred tax liabilities	(2,011)	(3,207)
Net deferred tax asset	$ 2,543	$ 4,892